Equity (Details) - Schedule of stock option activity	3 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule Of Stock Option Activity Abstract
Options outstanding, Number of Options | shares	1,224,196
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period | shares	(50,550)
Options outstanding, Number of Options | shares	1,173,646
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 17.59
Options exercisable, Number of Options | shares	1,134,042
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 17.67
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	24.27
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 17.38